COMMON STOCK (Details Narrative) - USD ($)						3 Months Ended			12 Months Ended
	Aug. 17, 2023	Jul. 17, 2023	Jun. 09, 2023	Mar. 28, 2023	Feb. 24, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized									480,000,000	480,000,000	480,000,000
Common stock, par value									$ 0.00001	$ 0.00001	$ 0.00001
Common stock, reserve stock split					1 for 10,000 reverse stock split
Cash proceeds from common stock						$ 305,000	$ 50,000	$ 894,114
Cash proceeds from common stock									$ 170,000
Common Stock One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services				894,113
Share issued price per share				$ 0.50
Cash proceeds from common stock				$ 447,057
Common Stock Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services				894,113
Share issued price per share				$ 0.50
Cash proceeds from common stock				$ 447,057
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services	370,000					610,000	100,000	1,788,227	2,158,227
Share issued price per share	$ 0.50
Cash proceeds from common stock	$ 185,000					$ 6	$ 1	$ 18
Shares issued		240,000	100,000						340,000
Cash proceeds from common stock		$ 120,000	$ 50,000